Income Taxes - Summary of Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current taxes:
Federal
State	10	2
Total current taxes	10	2
Deferred taxes:
Federal
State
Total deferred taxes
Total provision for income taxes	$ 10	$ 2